N-2 - $ / shares			3 Months Ended													12 Months Ended
		Jan. 08, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key																0001414932
Amendment Flag																false
Document Type																DEF 14A
Entity Registrant Name																Oaktree Specialty Lending Corporation
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth, for each fiscal quarter during the last three fiscal years and current fiscal year, the Company’s NAV per share (where it has been determined), the range of high and low sales prices of the Company’s common stock as reported on The Nasdaq Global Select Market (“Nasdaq”) and the premium (discount) of such sales price to the Company’s NAV per share. On January 4, 2024, the last reported sales price of the Company’s common stock on Nasdaq was $21.01 per share, which represented a premium of approximately 7.0% to the NAV per share reported by the Company as of September 30, 2023. Figures for periods prior to January 23, 2023 have been adjusted to give effect to the 1 for 3 reverse stock split completed on January 20, 2023 and effective at the commencement of trading on January 23, 2023.

		Sales Price		Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)
	NAV (1)	High	Low
Year ended September 30, 2021
First quarter	$20.55	$16.98	$13.56	(17.4)%	(34.0)%
Second quarter	$21.27	$19.08	$16.41	(10.3)%	(22.8)%
Third quarter	$21.66	$20.76	$18.57	(4.2)%	(14.3)%
Fourth quarter	$21.84	$22.20	$19.74	1.6%	(9.6)%
Year ended September 30, 2022
First quarter	$22.03	$22.86	$21.09	3.8%	(4.3)%
Second quarter	$21.79	$23.43	$21.39	7.5%	(1.8)%
Third quarter	$20.67	$22.83	$18.60	10.4%	(10.0)%
Fourth quarter	$20.38	$21.75	$17.61	6.7%	(13.6)%
Year ended September 30, 2023
First quarter	$19.63	$21.69	$17.58	10.5%	(10.4)%
Second quarter	$19.66	$21.48	$17.70	9.3%	(10.0)%
Third quarter	$19.58	$20.05	$17.99	2.4%	(8.1)%
Fourth quarter	$19.63	$20.71	$19.24	5.5%	(2.0)%
Year ending September 30, 2024
First quarter	*	$20.79	$18.41	*	*
Second quarter (through January 8, 2024)	*	$21.12	$20.24	*	*

*	Not determinable at the time of filing.
(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as the respective high or low sales price less NAV per share, divided by NAV per share.

Lowest Price or Bid		$ 20.24	$ 18.41	$ 19.24	$ 17.99	$ 17.7	$ 17.58	$ 17.61	$ 18.6	$ 21.39	$ 21.09	$ 19.74	$ 18.57	$ 16.41	$ 13.56
Highest Price or Bid		$ 21.12	$ 20.79	$ 20.71	$ 20.05	$ 21.48	$ 21.69	$ 21.75	$ 22.83	$ 23.43	$ 22.86	$ 22.2	$ 20.76	$ 19.08	$ 16.98
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			5.50%	2.40%	9.30%	10.50%	6.70%	10.40%	7.50%	3.80%	1.60%	(4.20%)	(10.30%)	(17.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			(2.00%)	(8.10%)	(10.00%)	(10.40%)	(13.60%)	(10.00%)	(1.80%)	(4.30%)	(9.60%)	(14.30%)	(22.80%)	(34.00%)
Share Price								$ 21.01								$ 21.01
NAV Per Share	[2]			$ 19.63	$ 19.58	$ 19.66	$ 19.63	$ 20.38	$ 20.67	$ 21.79	$ 22.03	$ 21.84	$ 21.66	$ 21.27	$ 20.55	$ 20.38
Latest Premium (Discount) to NAV [Percent]																7.00%

[1]	Calculated as the respective high or low sales price less NAV per share, divided by NAV per share.
[2]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.